Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Statement of comprehensive income [abstract]
Net (loss) income	$ (167.0)	$ 105.2
Other comprehensive income (loss), net of income tax, that will not be reclassified subsequently to profit or loss
Foreign exchange gain on translation to presentation currency	87.7	3.1
Remeasurement of pension and other post-employment benefit obligations, net of tax nil for the nine month period ended December 31, 2024 and year ended March 31, 2024 (Notes 22, 23)	84.8	(49.6)
Other comprehensive income	172.5	(46.5)
Total comprehensive income	$ 5.5	$ 58.7